TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES
NOTE 9. TAXES
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021

Deferred tax assets:
Net operating losses	$—	$48,891
Start-up costs	5,190,046	445,661
Total deferred tax assets	5,190,046	494,552

Valuation Allowance	(5,190,046)	(494,552)
Deferred tax asset, net of allowance	$—	$—

Below is breakdown of the income tax provision.

		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Federal
Current		$(3,078,967)	$(409,769)
Deferred		—	—
State and local
Current		(637,053)	(84,783)
Deferred		—	—
Change in valuation allowance		4,695,494	494,552
Income tax provision		$979,475	$—
	aa

As
of December 31, 2022 and 2021, the Company had $
0
and $
192,902
 of U.S. federal and state operating loss carryovers that do not expire and are available to offset future taxable income.
In assessing the r
e
alization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and 2021, the change in the valuation allowance was $
4,695,494
and $
494,552
,
respectively.
A

reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Federal income taxes at 21%	21.00%	21.00%
State tax, net of Federal benefit	4.35%	4.35%
Change in valuation allowance	(32.03)%	(25.35)%

Provision for income tax	(6.68)%	—

The effective tax rate differs from the statutory tax rate of
21
%
 for the year ended December 31, 2022 and 2021, due to the
change in the
valuation allowance. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers Florida to be a significant state tax jurisdiction.